Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 7,714	$ 8,811
Cost of revenue	(3,407)	(3,976)
Gross Profit	4,307	4,835
Operating expenses:
Selling and marketing	1,365	1,964
General and administrative	8,176	10,333
Research and development	720	732
Total operating expenses	10,261	13,029
Loss from operations	(5,954)	(8,194)
Other (expense) income:
Interest expense	(268)	(234)
Loss on extinguishment of convertible notes payable	(391)
Loss on extinguishment of notes payable		(601)
Loss on extinguishment of payable		(70)
Gain/(Loss) on change in fair value of convertible notes and warranty liability	6,544	(6,104)
Gain/(Loss) on change in fair value of forward purchase derivative liability	(1,076)
Other (expense) income	220	(148)
Total other expense/(income), net	5,029	(7,157)
Loss before income taxes and equity in earnings of investee	(925)	(15,351)
Provision for income tax	(3)	(31)
Equity in earnings of investee, net of income tax provision of $0 and $0, respectively		(1)
Net loss	(928)	(15,383)
Other comprehensive income (loss)
Change in foreign currency translation adjustment	10	57
Total comprehensive loss	$ (918)	$ (15,326)
Net loss per share - basic	$ (0.08)	$ (2.21)
Net loss per share - diluted	$ (0.08)	$ (2.21)
Weighted-average common shares outstanding - basic	11,525,384	6,958,570
Weighted-average common shares outstanding - diluted	11,525,384	6,958,570